Short-Term Borrowings	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE 12	Short-Term Borrowings
Short-term borrowings at December 31 consisted of the following:

(Dollars in Millions)	2024	2023
Federal funds purchased	$252	$248
Securities sold under agreements to repurchase	7,642	3,576
Commercial paper	4,288	7,773
Other short-term borrowings	3,336	3,682
Total	$15,518	$15,279